Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 30, 2012
Components of Accumulated other comprehensive loss

The components of Accumulated other comprehensive loss at year end were as follows:

	December 30, 2012	December 25, 2011
Swaps mark to market adjustments	(2,878)	(5,856)
Foreign currency translation	(369)	(644)
Loss on pension actuarial assumptions	(69,374)	(51,608)
Tax benefit	11,068	5,672

Accumulated other comprehensive loss	(61,553)	(52,436)